Summary of Significant Accounting Policies	12 Months Ended
Jun. 30, 2023
Accounting Policies [Abstract]
Summary of significant accounting policies
2.	Summary of significant accounting policies

(a)	Basis of presentation

The consolidated financial statements of the Group have been prepared in accordance with U.S. GAAP. Significant accounting policies followed by the Group in the preparation of the accompanying consolidated financial statements are summarized below.

(b)	Principles of consolidation

The consolidated financial statements include the financial statements of the Company, its subsidiaries, and the consolidated VIE (including its subsidiaries).

Subsidiaries are those entities in which the Company, directly or indirectly, controls more than one half of the voting power; or has the power to govern the financial and operating policies, to appoint or remove the majority of the members of the board of directors, or to cast a majority of votes at the meeting of directors.

VIE is an entity in which the Company, or its subsidiary, through contractual arrangements, has the power to direct the activities that most significantly impact the entity’s economic performance, and the right to receive benefit from the entity that could potentially be significant to the entity, and therefore the Company or its subsidiary shall be deemed to have a controlling financial interest in the entity and is the primary beneficiary of the entity.

All significant intercompany transactions and balances between the Company, its wholly owned subsidiaries and the consolidated VIE have been eliminated upon consolidation.

(c)	Use of estimates

The preparation of the consolidated financial statements in conformity with U.S. GAAP requires the Group to make estimates and assumptions that affect the reported amounts of assets and liabilities and related disclosure of contingent assets and liabilities at the balance sheet date, and the reported revenues and expense during the reporting period and disclosed in the consolidated financial statements and accompanying notes.

Significant accounting estimates reflected in the Group’s consolidated financial statements include revenue recognition based on the estimated average learning period of the learners, standalone selling price of each distinct performance obligation in revenue recognition, variable consideration in revenue recognition, provision of credit losses of receivables, fair value of short-term investments, incremental borrowing rate used in initial measurement of leases, depreciation and amortization of long-lived assets, impairment of long-lived assets, the valuation allowance of deferred tax assets, as well as the valuation and recognition of share-based compensation arrangements. Actual results could differ from those estimates and such differences may be material to the consolidated financial statements.

(d)	Foreign currency translation

The Group’s reporting currency is Renminbi (“RMB”). The functional currency of the Company and the Group’s subsidiaries incorporated in the Cayman Islands, BVI and Hong Kong is United States dollars (“US$”). The Group’s PRC subsidiaries determined their functional currency to be RMB. The determination of the respective functional currency is based on the criteria set out by ASC 830, Foreign Currency Matters.

Transactions denominated in foreign currencies other than functional currency are translated into the functional currency at the exchange rates prevailing on the transaction dates. Assets and liabilities denominated in foreign currencies other than functional currency are remeasured into the functional currency at the exchange rates prevailing at the balance sheet date. Exchange gains or losses arising from foreign currency transactions are recorded in the consolidated statements of operations and comprehensive loss.

The financial statements of the Group’s non-PRC entities are translated from their respective functional currency into RMB. Assets and liabilities denominated in foreign currencies are translated into RMB using the applicable exchange rates at the balance sheet date. Equity accounts other than earnings generated in current period are translated into RMB at the appropriate historical rates. Revenues, expenses, gains and losses are translated into RMB using the average exchange rates for the relevant period.

The resulting foreign currency translation adjustments are recorded as a component of accumulated other comprehensive income/loss in the consolidated statement of changes in invested equity and a component of other comprehensive loss in the consolidated statement of operations and comprehensive loss.

(e)	Convenience translation

Translations of the consolidated balance sheet, the consolidated statement of operations and comprehensive loss and the consolidated statement of cash flows from RMB into US$ as of and for the year ended June 30, 2023 are solely for the convenience of the readers and have been calculated at the rate of US$1.00=RMB7.2513, representing the noon buying rate set forth in the H.10 statistical release of the U.S. Federal Reserve Board on June 30, 2023. No representation is made that the RMB amounts could have been, or could be, converted, realized, or settled into US$ at that rate on June 30, 2023, or at any other rate.

(f)	Cash and cash equivalents

Cash and cash equivalents consist of cash on hand, time deposits, and funds held in deposit accounts with banks, which are highly liquid and have original maturities of three months or less and are unrestricted as to withdrawal or use.

(g)	Accounts receivable

Accounts receivable is recorded at the invoiced amount and do not bear interest. Accounts receivable mainly represent marketing service fees receivable from insurance intermediaries and securities brokerage firms.

The Group’s other receivables which were recorded as a component of the prepaid expenses and other current assets and other non-current assets are within the scope of ASC Topic 326.

To estimate expected credit losses, in accordance with ASC Topic 326, the Group has identified the relevant risk characteristics of its customers and the related receivables and other receivables which include size, type of the services or the products the Group provides, or a combination of these characteristics. Receivables with similar risk characteristics have been grouped into pools. For each pool, the Group considers the past collection experience, current economic conditions, future economic conditions (external data and macroeconomic factors) and changes in the Group’s customer collection trends. This is assessed at each quarter based on the Group’s specific facts and circumstances. The allowance for credit losses and corresponding receivables were written off when they are determined to be uncollectible.

(h)	Fair value measurement

Accounting guidance defines fair value as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact, and it considers assumptions that market participants would use when pricing the asset or liability.

Accounting guidance establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument's categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. Accounting guidance establishes three levels of inputs that may be used to measure fair value:

●	Level 1 applies to assets or liabilities for which there are quoted prices, in active markets for identical assets or liabilities.

●	Level 2 applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical asset or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

●	Level 3 applies to asset or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

The carrying amount of cash and cash equivalents, restricted cash, accounts receivable, amounts due from related parties, other receivables, accounts payables, and accrued expenses and other current liabilities approximates their fair values because of their short-term nature. Operating lease liabilities are measured at amortized cost using discounted rates reflected time value of money. The Group’s short-term investments mainly consisted of wealth management products which contain variable returns, and are measured at fair value (Note 2(i)).

Accounting guidance also describes three main approaches to measure the fair value of assets and liabilities: (1) market approach; (2) income approach and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

When available, the Group uses quoted market prices to determine the fair value of an asset or liability. If quoted market prices are not available, the Group will measure fair value using valuation techniques that use, when possible, current market-based or independently sourced market parameters, such as interest rates and currency rates.

The Group’s non-financial assets, such as property and equipment, would be measured at fair value only if they were determined to be impaired.

(i)	Short-term investments

Short-term investments include (i) wealth management products with variable interest rates or principal non-guaranteed issued by certain financial institutions; (ii) investment in private fund with variable returns which is redeemable on demand after certain lock-up period; (iii) investment in structured notes with principal not protected and with variable returns referenced to performance of underlying assets issued by financial institutions. In accordance with ASC 825, Financial Instruments, for financial products with variable returns referenced to performance of underlying assets, the Group elected the fair value method at the date of initial recognition and carries these investments at fair value. Changes in the fair value of these investments are reflected in the consolidated statements of operations and comprehensive loss as investment income and included in “others, net”. Fair value is estimated based on quoted prices of similar products provided by financial institutions at the end of each reporting period.

(j)	Prepayments and other current assets

Prepayments and other current assets mainly consist of prepayments for promotion fees and other service fees, prepaid input value-added tax, deposits, and receivables from third party payment platforms (see Note 5). Prepayments and other current assets are stated at the historical carrying amount net of the allowance for credit losses. The Group reviews other assets on a periodic basis and makes allowances when there is doubt as to the collectability of individual balances. Other assets are written off when they are determined to be uncollectible.

(k)	Property and equipment, net

Property and equipment are recorded at cost, less accumulated depreciation and impairment. Depreciation of property and equipment is calculated on a straight-line basis, after consideration of expected useful lives and estimated residual values. The Group has not recorded any impairments of property and equipment for the period presented. The estimated useful lives of these assets are generally as follows:

Category	Estimated useful life

Leasehold improvement	Shorter of the lease term or estimated economic life
Computer and electronic equipment	3 years

Repairs and maintenance costs are charged to expenses as incurred, whereas the costs of renewals and betterment that extend the useful lives of property, plant and equipment are capitalized as additions to the related assets. Gains and losses from the disposal of property and equipment are included in the consolidated statements of operations and comprehensive loss.

(l)	Asset acquisition

When the Company acquires other entities, if the assets acquired and liabilities assumed do not constitute a business, the transaction is accounted for as an asset acquisition. Assets are recognized based on the cost, which generally includes the transaction costs of the asset acquisition, and no gain or loss is recognized unless the fair value of noncash assets given as consideration differs from the assets’ carrying amounts on the Company’s financial statements. The cost of a group of assets acquired in an asset acquisition is allocated to the individual assets acquired or liabilities assumed based on their relative fair value and does not give rise to goodwill.

(m)	Intangible assets

Intangible assets are carried at cost, less accumulated amortization and impairment, if any. Amortization of finite-lived intangible assets is computed using the straight-line method over the estimated useful lives, which is as follows:

Category	Estimated useful life

Insurance brokerage license	52 months
Software	1 year to 2 years

(n)	Impairment of long-lived assets

Long-lived assets are evaluated for impairment whenever events or changes in circumstances (such as a significant adverse change to market conditions that will affect the future use of the assets) indicate that the carrying value of an asset may not be fully recoverable or that the useful life is shorter than the Group had originally estimated. When these events occur, the Group evaluates the impairment for the long-lived assets by comparing the carrying value of the assets to an estimate of future undiscounted cash flows expected to be generated from the use of the assets and their eventual disposition. If the sum of the expected future undiscounted cash flows is less than the carrying value of the assets, the Group recognizes an impairment loss based on the excess of the carrying value of the assets over the fair value of the assets. No impairment charge was recognized for the years ended June 30, 2021, 2022 and 2023.

(o)	Operating Lease

The Group accounts for leases in accordance with ASC 842, Leases (“ASC 842”), which requires lessees to recognize leases on the balance sheet and disclose key information about leasing arrangements.

The Group has operating leases primarily for office space. The determination of whether an arrangement is a lease or contains a lease is made at inception by evaluating whether the arrangement conveys the right to use an identified asset and whether the Group obtains substantially all the economic benefits from and has the ability to direct the use of the asset. The Group elects not to apply the recognition requirements of ASC 842 to short-term leases. Variable lease payments are the payments made by a lessee to a lessor for the right to use an underlying asset that vary because of changes in facts or circumstances occurring after the commencement date, other than the passage of time. Variable lease payments are recorded in the period in which the obligation for the payment is incurred. Other operating leases are included in operating lease right-of-use assets, operating lease liabilities, current portion, and operating lease liabilities, non-current portion on the consolidated balance sheets.

The Group uses the implicit rate when readily determinable, or its incremental borrowing rate based on the information available, at the commencement date in determining the present value of lease payments. Certain leases include renewal options and/or termination options. Renewal options are included in the lease term if the Group is reasonably certain to exercise those options while options to terminate the lease are only included in the lease term if the Group is reasonably certain not to exercise those options. Lease expenses are recorded on a straight-line basis over the lease term.

(p)	Non-controlling interests

The Group’s consolidated financial statements include entities in which the Company has a controlling financial interest. Earnings or losses attributable to non-controlling interest shareholders of its subsidiaries and VIEs are classified separately as “non-controlling interests” in the Company’s consolidated statements of operations.

(q)	Business disposal

The Group accounts for its business combinations using the acquisition method of accounting in accordance with ASC 805, Business Combinations. When there is a change in ownership interests or a change in contractual arrangements that results in a loss of control of a subsidiary, the Company deconsolidates the subsidiary from the date control is lost. Any retained noncontrolling investment in the former subsidiary is measured at fair value and is included in the calculation of the gain or loss upon deconsolidation of the subsidiary. For a disposal of business under common control, the Group reports the transfer as a disposal pursuant to ASC 360-10, and any difference between the proceeds received by the transferring entity and the book value of the disposal group (after impairment included in earnings, if any) would be recognized as a capital transaction and no gain or loss would be recorded in the consolidated statements of operations and comprehensive loss.

(r)	Revenue recognition

The Group is principally engaged in the operation of an online platform to provide individual online learning services to the individual learners and enterprise services to financial intermediary enterprises in the PRC.

Under ASC 606, the Group determined revenue recognition through the following steps:

–	Identification of the contract, or contracts, with a customer;

–	Identification of the performance obligations in the contract;

–	Determination of the transaction price, including the constraint on variable consideration;

–	Allocation of the transaction price to the performance obligations in the contract;

–	Recognition of revenue when (or as) the Group satisfies a performance obligation.

Revenue is measured at the fair value of the consideration received or receivable, and represents amounts receivable for services provided, stated net of discounts, sales incentives, refunds and value-added taxes (“VAT”) collected from customers and remitted to tax authorities. Revenue is recognized when or as the control of the services is transferred to the customer. If control of the services transfers over time, revenue is recognized over the period of the contract by measuring the progress towards complete satisfaction of that performance obligation. Otherwise, revenue is recognized at a point in time when the customer obtains control of the services.

Contracts with customers may include multiple performance obligations. For such arrangements, the Group allocates transaction price to each performance obligation based on its relative standalone selling price. The Group generally determines the standalone selling prices based on the prices charged to customers. Assumptions and estimations have been made in estimating the relative selling price of each distinct performance obligation, and changes in judgments on these assumptions and estimates may impact the revenue recognition.

The Group earns its revenues primarily by providing: (i) self-operated online learning services of premium courses to learners through its own online platforms and cooperated online learning services; (ii) enterprise services, including marketing and referral services to insurance intermediaries and securities brokerage firms; and (iii) others.

(i)	Online learning services

The online learning services provided by the Group principally include online financial literacy courses and other personal interest courses.

Self-operated online learning services

The self-operated online learning services refer to online courses whereby the course contents are designed and developed by the Group. The Group is responsible for fulfilling all obligations of the online course delivery according to its sales contracts with the learners. Therefore, the Group determines that the individual learners are the Group’s customers and recognizes revenue on a gross basis.

The Group delivered the self-operated online courses through its own online platforms, including QiNiu (rebranded from KuaiCai), QianChi (rebranded from BanCai) and JiangZhen, and there are two modes of delivery, namely (i) online community-based training camps or (ii) self-study e-learnings. With respect to an online community-based training camp, it typically includes organized online interactions between the Group’s tutors and the learners in a form of training camp communities or online mentoring, online access of pre-recorded lectures designated for the training camps and certain broadcasting lectures. The Company considered that these elements in a training camp are not separately identifiable from each other, as the training camp represents the combined output for which the learners have contracted. With respect to a self-study e-learning, it is delivered in a form of pre-recorded lessons for the learners to self-study. The promise to provide access to all lessons of the self e-learnings is a series of distinct services as providing access each day is substantially the same. Therefore, each training camp and self-study e-learning is accounted for as a single performance obligation.

All contracts with the learners are billed in advance and upfront full payment of the fee by the learners is required prior to accessing any enrolled course contents. For sales of packages of training camps and self-study e-learnings of different online courses, the Company allocated the transaction price of the package to the different online courses therein based on their relative standalone selling price.

Revenues of a training camp and of a self-study e-learning are recognized over time as the learners simultaneously receives and consumes the benefits provided by the online courses as they retain access to the course contents.

Contractually, through accessing to the Group’s online platforms, the learners retain access to the training camps or self-study e-learnings they purchased for a specified course period (typically ranging from 14 calendar days to 1 year for a training camp and 60 to 90 calendar days for a self-study e-learning) since the training camp commencement date or the purchase date of the e-learnings. However, for certain courses, the Group in practice discretionally allows the learners to retain access to the course contents beyond the corresponding contractual expiry dates. Therefore, the Group recognizes online course revenue ratably over the agreed course period that it provides services to the learners, or, in the case that access beyond the contractual expiry dates is allowed in practice, over the longer of the corresponding contractual service period and the estimated average learning period (the “Average Learning Period”) of the learners, starting when the online courses can be accessed by the learners and the full-refund period expires.

The Group considers a variety of relevant data, where available, when estimating the Average Learning Period of the learners for each individual online course, including the weighted-average number of days between the learners’ first and last access to the course contents, and the weighted average total hours spent by the learners to learn the course. The Group believes that considering these factors enables it to determine the best estimation of the time period during which the learners access the online course content and therefore the service period over which the Group provides services to the learners. For the years ended June 30, 2021, 2022 and 2023, the Average Learning Period of the learners is estimated to be in the range of approximately one to three months. While the Group believes its estimates to be reasonable based on the currently available learners’ information, it may revise such estimates in the future according to the change in pattern of the learners’ learning behavior. Any adjustments arising from changes in the estimates of the Average Learning Periods is applied prospectively. Considering that the events or circumstances may change to suggest changes in the estimate made, the Group assesses the Average Learning Period for different courses on an annual basis or more frequently when there is an indicator for changes in circumstances.

Cooperated online learning services

The Group generates revenue from cooperated online learning service by providing a platform through JiangZhen, through which third party online learning service providers can offer their learning services to individual learners. The Group enters into contracts with the learners and also the third-party learning service providers. The Group is only responsible for referring the individual learners to the service provider, while the third-party learning service provider is responsible for developing the course content, delivering the online courses, providing customer support, and providing maintenance of servers allowing the users to access the contents. The Group determines that it is not the principal to the individual learners in this business and revenue is recognized on a net basis at the point in time when the referral service is completed.

(ii)	Enterprise services

Revenue from enterprise services mainly includes marketing and referral fees earned from enterprise customers including financial intermediary enterprises which consist of insurance intermediaries and securities brokerage firms, and small-to-medium entities. The Group’s online education content enables third party financial intermediary enterprises to place their sponsored links and reach learners who have desire to purchase insurance products, to open new security trading accounts, or to purchase other products or services provided by the financial intermediary enterprises and small-to-medium entities.

Performance-based online marketing service contracts are signed between the Group and enterprise customers to establish the service to be provided by the Group and relevant performance measures. The Group is responsible for referring the individual learners to the financial intermediary enterprises or referring the products provided by enterprise customers to the individual learners. No enterprise service contract is signed between the Group and the learners who click on the sponsored links.

The Group considered the enterprise customers as its customers, and recognized performance-based online marketing and referral service revenue at the point in time when the service is completed. The determination of the revenue from enterprise services is based on (i) the number of eligible leads referred to the financial intermediary enterprises and (ii) a percentage-based commission or standard unit price for each qualified lead referred. The eligible leads referred to an insurance intermediary are typically leads which successfully purchased insurance products through the insurance intermediary. The eligible leads to a securities brokerage firm are typically leads which successfully opened a brokerage account with the brokerage firm and satisfied quality requirements, including maintaining a minimum balance of average daily asset held by the referred learners in their brokerage accounts. For the variable considerations, the Group only includes estimated amounts in the transaction price to the extent it is probable that a significant reversal of cumulative revenue recognized for such transactions will not occur.

(iii)	Others

Other revenues mainly consist of brokerage commission income from insurance brokerage services for the year ended June 30, 2022. The Group began to engage in live e-commerce business in early 2023, and other revenues are primarily derived from sales of products through live e-commerce for the year ended June 30, 2023.

The Group provides insurance brokerage services distributing various health and life insurance products on behalf of insurance companies (its customers). As an agent of the insurance company, the Group sells insurance policies on behalf of the insurance company and earns brokerage commissions determined as a percentage of premiums paid by the insured. The Group has identified its promise to sell insurance policies on behalf of an insurance company as the performance obligation in its contracts with the insurance companies. The Group’s performance obligation to the insurance company is satisfied and commission revenue is recognized at the point in time when an insurance policy becomes effective. For the variable considerations, the Group only includes estimated amounts in the transaction price to the extent it is probable that a significant reversal of cumulative revenue recognized for such transactions will not occur. The Group no longer provides such service subsequent to the disposal of insurance brokerage services business in March 2022.

Practical expedients

The Group has used the following practical expedients as allowed under ASC 606:

(i)	The effects of a significant financing component have not been adjusted for contracts which the Group expects, at contract inception, that the period between when the Group transfers a promised good or service to the customer and when the customer pays for that good or service will be one year or less.

(ii)	The Group applied the portfolio approach in determining the learning period of the customers given that the effect of applying a portfolio approach to a group of learners’ behaviors would not differ materially from considering each one of them individually.

(iii)	The Group expenses the costs to obtain a contract as incurred when the expected amortization period is one year or less.

Contract balances

Timing of revenue recognition may differ from the timing of invoicing to customers. Accounts receivable represent amounts invoiced and revenue recognized prior to invoicing, when the Group has satisfied its performance obligations and has the unconditional right to payment.

Contract liabilities

Contract liability is related to the payments received by the Group in advance from customers for which the Group’s revenue recognition criteria have not been met.

For online learning services, the service considerations are generally collected in advance and initially recorded as advance from customers during the contractual period where the Group allows the learners to ask for a full and unconditional refund. Subsequent to the expiry of the full-refund period, the balance of the advance from customers is reclassified as a contract liability, which is an obligation to transfer services to customers, after applying the constraints on variable consideration.

Revenue recognized during the year ended June 30, 2021, 2022 and 2023 that was included in the contract liabilities balances at July 1, 2020, 2021 and 2022 amounted to approximately RMB40,514, RMB267,729 and RMB384,729, respectively.

As of June 30, 2023, the aggregate amount of transaction price allocated to unsatisfied performance obligations is RMB517,220 which includes balances of contract liabilities which will be recognized as revenue in future periods. The Group expects to recognize RMB517,213 of this balance as revenue over the next 12 months.

Refund liabilities, which is an obligation to transfer cash, represent the consideration collected by the Group which it expects to refund to its customers according to refund policy after the full refund period. Refund liabilities are estimated based on the historical refund ratio of the revenue streams. In the event that the actual amount of refund made exceeds the estimation, such excessive amount will be deducted from net revenues.

Revenue Disaggregation

The following table sets forth a breakdown of the Group’s revenues disaggregated by business line:

	For the years ended June 30,
	2021	2022	2023
	RMB	RMB	RMB
Online learning services
- Financial literacy courses - self-operated	1,563,607	2,300,434	1,874,627
- Other personal interest courses	-	193,896	860,250
- self-operated	-	163,483	860,250
- cooperated	-	30,413	-
Subtotal	1,563,607	2,494,330	2,734,877
Enterprise services	144,308	185,511	340,934
Others	52,025	188,133	5,570
Total revenues	1,759,940	2,867,974	3,081,381

(s)	Cost of revenues

Cost of revenues mainly consists of salaries and benefits (including share-based compensation expenses) of instructors and tutors who deliver premium courses, and the course content development staff who develop the premium courses, payment channel fees charged by third-party online payment providers, bandwidth costs, depreciation and amortization of properties and equipment, as well as costs of course materials. The instructors and course content development staff are all full-time employees and their compensation primarily consists of base salary and bonus. The tutors consist of both full-time tutors and part-time tutors. Tutors’ compensation primarily consists of base salary and performance-based compensations.

(t)	Sales and marketing expenses

Sales and marketing expenses consist primarily of advertising and marketing promotion expenses, salaries and benefits (including share-based compensation expenses) of sales department staff who are also responsible for developing and delivering introductory courses, and other expenses incurred by the Group’s sales and marketing personnel. Advertising expenses are generally paid to the third parties for online promotion and traffic acquisition and are expensed as sales and marketing expenses when the services are received. For the years ended June 30, 2021, 2022 and 2023, advertising and marketing promotion expenses were RMB1,306,501, RMB1,590,886 and RMB1,743,473, respectively.

(u)	General and administrative expenses

General and administrative expenses consist primarily of salaries and benefits (including share-based compensation expenses) and related expenses for employees involved in general corporate functions, including finance, legal and human resources, rental fees, and professional service fees.

(v)	Research and development expenses

Research and development expenses primarily consist of (i) salaries and benefits for research and development personnel, and (ii) office rental, general expenses and depreciation expenses associated with the research and development activities. The Group’s research and development activities primarily consist of the development and enhancement of the Group’s applications and platforms.

For internal use software, the Group expenses all costs incurred for the preliminary project stage and post implementation-operation stage of development. The amount of the Group’s research and development expenses that qualify to be capitalized during the periods presented was immaterial, and as a result all development costs incurred for development of internal used software have been expensed as incurred.

(w)	Share-based compensation expenses

All share-based awards granted to the founder, management, and employees, including restricted ordinary shares and share options, are measured at fair value on grant date. Share based compensation expense is recognized using the graded-vesting method over the requisite service period, which is the vesting period. The Company accounts for share-based compensation benefits granted to grantee in accordance with ASC 718 Stock Compensation. Information relating to the plans is set out in Note 13.

Prior to the Reorganization, all the options and restricted ordinary shares were granted by Predecessors with their own underlying shares. The Predecessors have used the discounted cash flow method to determine the underlying equity fair value of the Predecessors and adopted an equity allocation model to determine the fair value of the underlying ordinary share. The determination of estimated fair value of share-based payment awards on the grant date using binomial option pricing model is affected by the fair value of Predecessors' ordinary shares as well as assumptions regarding a number of complex and subjective variables. These variables include the expected value volatility of Predecessors' shares over the expected term of the awards, actual and projected employee share option exercise behaviors, a risk-free interest rate and any expected dividends, if any.

Some awards are granted with service only conditions and some awards granted with both performance conditions and service conditions. For awards granted with performance conditions and service conditions, the Company evaluates the likelihood of performance conditions being met at each reporting period. Share-based compensation costs are recorded when the performance conditions are considered probable for the number of awards expected to vest on a graded-vesting basis, net of estimated forfeitures, over the requisite service period. The compensation cost of the awards granted with performance conditions and service conditions is measured based on the fair value of the awards when all conditions to establish the grant date have been met.

(x)	Employee benefits

Full-time employees of the Group in the PRC participate in a government mandated defined contribution plan, pursuant to which certain pension benefits, medical care, employee housing fund and other welfare benefits are provided to the employees. Chinese labor regulations require that the PRC subsidiaries and the consolidated VIE of the Group make contributions to the government for these benefits based on certain percentages of the employees’ salaries, up to a maximum amount specified by the local government. The Group has no legal obligation for the benefits beyond the contributions made. Employee social security and welfare benefits included as expenses in the consolidated statements of operations and comprehensive loss amounted to RMB39,449, RMB111,698 and RMB124,922 for the years ended June 30, 2021, 2022 and 2023, respectively. The total balances of employee welfare benefits, including the accruals for estimated underpaid amounts, were approximately RMB30,974 and RMB51,645 as of June 30, 2022 and 2023 respectively.

(y)	Taxation

Income taxes

Current income taxes are provided based on net profit (loss) for financial reporting purposes, adjusted for income and expense items which are not assessable or deductible for income tax purposes, in accordance with the regulations of the relevant tax jurisdictions.

Deferred income taxes are recognized for temporary differences between the tax bases of assets and liabilities and their reported amounts in the consolidated financial statements, net operating loss carry forwards and credits. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all the deferred tax assets will not be realized. Current income taxes are provided in accordance with the laws of the relevant taxing authorities. Deferred tax assets and liabilities are measured using enacted rates expected to apply to taxable income in which temporary differences are expected to be reversed or settled. The effect on deferred tax assets and liabilities of changes in tax rates is recognized in the statement of comprehensive income (loss) in the period of the enactment of the change.

The Group considers positive and negative evidence when determining whether a portion or all its deferred tax assets will more likely than not be realized. This assessment considers, among other matters, the nature, frequency and severity of current and cumulative losses, forecasts of future profitability, the duration of statutory carry-forward periods, its experience with tax attributes expiring unused, and its tax planning strategies. The ultimate realization of deferred tax assets is dependent upon its ability to generate sufficient future taxable income within the carry-forward periods provided for in the tax law and during the periods in which the temporary differences become deductible. When assessing the realization of deferred tax assets, the Group has considered possible sources of taxable income including (i) future reversals of existing taxable temporary differences, (ii) future taxable income exclusive of reversing temporary differences and carry-forwards, (iii) future taxable income arising from implementing tax planning strategies, and (iv) specific known trend of profits expected to be reflected within the industry. The Group records a valuation allowance to reduce the amount of deferred tax assets if based on the weight of available evidence, it is more-likely-than-not that some portion, or all, of the deferred tax assets will not be realized.

Value added Tax (“VAT”)

The Group is subject to VAT at the rate of 6% depending on whether the entity is a general taxpayer, and related surcharges on revenue generated from providing services. Entities that are VAT general taxpayers are allowed to offset qualified input VAT, paid to suppliers against their output VAT liabilities. Net VAT balance between input VAT and output VAT is recorded in the line item of accrued expense and other liabilities on the face of balance sheet. The Group records revenue net of value added tax and the Group records the related surcharges as cost of revenues.

(z)	Comprehensive loss

Comprehensive loss is defined to include all changes in equity/(deficit) of the Group during a period arising from transactions and other events and circumstances excluding transactions resulting from investments by shareholders and distributions to shareholders. Comprehensive loss includes net loss and foreign currency translation adjustments of the Group.

(aa)	Segment reporting

The Group's chief operating decision maker, the Chief Executive Officer, reviews the consolidated results when making decisions about allocating resources and assessing performance of the Group as a whole and hence, the Group has only one reportable segment. The Company does not distinguish between markets or segments for the purpose of internal reporting. The Group's long-lived assets are substantially all located in the PRC and substantially all the Group's revenues are derived from within the PRC. Therefore, no geographical segments are presented.

(ab)	Recently issued accounting pronouncements

The Group qualifies as an “emerging growth company”, or EGC, pursuant to the Jumpstart Our Business Startups Act of 2012, as amended, or the JOBS Act. As an EGC, the Group does not need to comply with any new or revised financial accounting standards until such date that a private company is otherwise required to comply with such new or revised accounting standards.

In December 2019, the FASB issued ASU 2019-12, Simplifying the Accounting for Income Taxes, which simplify various aspects related to accounting for income taxes. ASU 2019-12 removes certain exceptions to the general principles in ASC 740 and clarifies and amends existing guidance to improve consistent application. For public business entities, the amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2020. For all other entities, the amendments are effective for fiscal years beginning after December 15, 2021, and interim periods within fiscal years beginning after December 15, 2022. Early adoption of the amendments is permitted. The Group adopted this update for fiscal year ended June 30, 2023. The adoption did not have a material impact to the Group’s consolidated financial statements.

In August 2020, the FASB issued ASU 2020-06, Debt—Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging—Contracts in Entity’s Own Equity (Subtopic 815-40), Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity. ASU 2020-06 simplifies the accounting for convertible instruments by reducing the number of accounting models available for convertible debt instruments. This guidance also eliminates the treasury stock method to calculate diluted earnings per share for convertible instruments and requires the use of the if-converted method. The amendments in this Update are effective for public business entities that meet the definition of a Securities and Exchange Commission (SEC) filer, excluding entities eligible to be smaller reporting companies as defined by the SEC, for fiscal years beginning after December 15, 2021, including interim periods within those fiscal years. For all other entities, the amendments are effective for fiscal years beginning after December 15, 2023, including interim periods within those fiscal years. Early adoption is permitted. The Group adopted this update on July 1, 2021. The impact of adopting the new standard was not material to the consolidated financial statements.

In May 2021, the FASB issued ASU No. 2021-04, Earnings Per Share (Topic 260), Debt – Modifications and Extinguishments (Subtopic 470-50), Compensation – Stock Compensation (Topic 718), and Derivatives and Hedging – Contracts in Entity’s Own Equity (Subtopic 815-40). The amendments in this update are effective for all entities for fiscal years beginning after December 15, 2021, including interim periods within those fiscal years. An entity should apply the amendments prospectively to modifications or exchanges occurring on or after the effective date of the amendments. The Group adopted this update on July 1, 2022. The impact of adopting the new standard was not material to the consolidated financial statements.

(ac)	Recently issued accounting pronouncements not yet adopted

In October 2021, the FASB issued ASU 2021-08, Business Combinations (Topic 805): Accounting for Contract Assets and Contract Liabilities from Contracts with Customers (ASU 2021-08), which clarifies that an acquirer of a business should recognize and measure contract assets and contract liabilities in a business combination in accordance with Topic 606, Revenue from Contracts with Customers. The new amendments are effective for public business entities for fiscal years beginning after December 15, 2022, including interim periods within those fiscal years. For all other entities, the amendments are effective for fiscal years beginning after December 15, 2023, including interim periods within those fiscal years. Early adoption of the amendments is permitted. The amendments should be applied prospectively to business combinations occurring on or after the effective date of the amendments. The Group has not determined yet to early adopt and plans to adopt the update starting from the fiscal year beginning on July 1, 2024. The Group is currently evaluating the impact of the new guidance on the consolidated financial statements.